Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net, consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Accounts receivable- third parties	$5,907,935	$3,842,981
Accounts receivable- related parties	11,753	—
Less: allowance for credit losses	(12,750)	(2,861)
Accounts receivable, net	$5,906,938	$3,840,120

Schedule of Changes of Allowance for Credit Losses

Changes in the allowance for credit losses are as follows:

	For the year ended December 31,
	2025	2024	2023
Beginning balance	$2,861	$3,015	$22,945
Additional reserve through credit loss expense	9,889	—	—
Credit losses reversal	—	(154)	(19,930)
Ending balance	$12,750	$2,861	$3,015